RELATED PARTY TRANSACTIONS - Other Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Accounts and other receivable, net	$ 1,131	$ 0
Other related parties
Disclosure of transactions between related parties [line items]
Revenues	115	220	$ 418
Accounts and other receivable, net	1,376	602
Accounts payable and other	23	269
Non-recourse borrowings in subsidiaries of the company	$ 68	$ 0